Pension Plans (Net Periodic Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 1,380	¥ 1,325	¥ 2,762	¥ 2,649
Interest cost	186	194	361	388
Expected return on plan assets	(681)	(656)	(1,362)	(1,313)
Amortization of prior service credit	(226)	(228)	(448)	(457)
Amortization of net actuarial loss	211	214	422	428
Amortization of transition obligation	0	12	0	23
Net periodic pension cost	870	861	1,735	1,718
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	829	768	1,631	1,605
Interest cost	502	487	993	952
Expected return on plan assets	(1,106)	(1,044)	(2,202)	(2,037)
Amortization of prior service credit	(44)	(21)	(90)	(40)
Amortization of net actuarial loss	19	10	39	19
Amortization of transition obligation	1	1	2	2
Net periodic pension cost	¥ 201	¥ 201	¥ 373	¥ 501